CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash held
Cash	$ 9,242,809	$ 17,507,157	$ 13,961,537
Cashable high interest savings accounts			8,993,034
Total	9,242,809	17,507,157	22,954,571	$ 55,026,171
United States dollars
Cash held
Cash	8,173,582	16,989,119	6,386,135
Cashable high interest savings accounts			4,279,649
Canadian dollars
Cash held
Cash	483,730	70,112	7,231,160
Cashable high interest savings accounts			4,713,385
Euros
Cash held
Cash	$ 585,497	$ 447,926	$ 344,242